Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Classes Of Share Capital [Abstract]
Summary of Share Capital and Share Premium

	June 30, 2023	December 31, 2022

	(in thousands)
	£	£
Share capital	2,097	2,095
Share premium	141,116	141,108

	143,213	143,203

	Number (in thousands)
Issued share capital comprises:
Ordinary shares of £0.04 each	52,403	52,373

Summary of Movement in the Share Capital

	Number of shares	Share capital	Share premium

	(in thousands)
Fully paid shares:		£	£
Balance at December 31, 2022	52,373	2,095	141,108
Issue of shares on exercise of options	14	1	—
Issue of shares	16	1	8

Balance at June 30, 2023	52,403	2,097	141,116